Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses - books	$ 6,861	$ 6,377
Incentive stock and retirement plans	2,387	1,825
Stock options	75	75
Interest on nonaccrual loans	1,054	1,065
Retirement and other reserves	44	44
Gain on sale of premises and equipment books	612	671
Write-down of available-for-sale securities	184	184
Minority-owned entities	343	285
Net unrealized loss on interest rate swap	2,482	1,722
Others	197	342
Deferred tax assets before allowance	14,239	12,590
Valuation allowance	76	78
Deferred tax assets	14,163	12,512
Deferred tax liabilities:
Loan servicing rights	1,276	986
Intangible assets1	1,262	1,390
Depreciation1	370	969
Net unrealized gain on available for sale securities	495	833
Deferred tax liabilities	3,403	4,178
Net deferred tax asset	$ 10,760	$ 8,334